RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Net cash outflows into 30 days	$ 15,897,163	$ 14,073,878
Liquid assets	$ 44,198,889	$ 37,757,819
Liquidity coverage ratio	278.03%	268.28%